Share Exchange Agreement (Details Narrative) - Posto Del Sole Inc [Member] - Share Exchange Agreement [Member]	Sep. 25, 2020 USD ($) shares
Acquisition percentage of shares	51.00%
Shares issued | shares	10,000
Aggregate amount | $	$ 1,000,000